Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	HIMCO Variable Insurance Trust
Central Index Key	0001546585
Amendment Flag	false
Document Creation Date	Apr. 26, 2017
Document Effective Date	Apr. 28, 2017
Prospectus Date	Apr. 30, 2017
HIMCO VIT Index Fund | IA
Prospectus:
Trading Symbol	HVIAX
HIMCO VIT Index Fund | IB
Prospectus:
Trading Symbol	HVIIX
HIMCO VIT Portfolio Diversifier Fund | IB
Prospectus:
Trading Symbol	HVISX
HIMCO VIT American Funds Asset Allocation Fund | IB
Prospectus:
Trading Symbol	HVIMX
HIMCO VIT American Funds Blue Chip Income and Growth Fund | IB
Prospectus:
Trading Symbol	HVICX
HIMCO VIT American Funds Bond Fund | IB
Prospectus:
Trading Symbol	HVIDX
HIMCO VIT American Funds Global Bond Fund | IB
Prospectus:
Trading Symbol	HVIGX
HIMCO VIT American Funds Global Growth Fund | IB
Prospectus:
Trading Symbol	HVILX
HIMCO VIT American Funds Global Growth and Income Fund | IB
Prospectus:
Trading Symbol	HVINX
HIMCO VIT American Funds Global Small Capitalization Fund | IB
Prospectus:
Trading Symbol	HVIFX
HIMCO VIT American Funds Growth Fund | IB
Prospectus:
Trading Symbol	HVIHX
HIMCO VIT American Funds Growth-Income Fund | IB
Prospectus:
Trading Symbol	HVIVX
HIMCO VIT American Funds International Fund | IB
Prospectus:
Trading Symbol	HVIRX
HIMCO VIT American Funds New World Fund | IB
Prospectus:
Trading Symbol	HVIWX